                                 UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: _______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nuveen Investment Solutions, Inc.
Address: 333 W. Wacker Dr., 30th Floor
         Chicago, IL 60606

13F File Number: 145-6515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mary E. Keefe
Title: Vice President and Chief Compliance Officer
Phone: 312-917-7700

Signature, Place, and Date of Signing:


/s/ Mary E. Keefe                        Chicago, IL    February 14, 2011
-------------------------------------   -------------   ----------------
[Signature]                             [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section]

None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:        18
Form 13F Information Table Value Total:   $64,333
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File #   Name
---   ---------------   ------------------------
1     028-11405         Nuveen Investments, Inc.

                                                                                                         VOTING AUTHORITY
                                         TITLE OF           VALUE   SHARES/  SH/ PUT/ INVSTMT          ---------------------
  NAME OF ISSUER                          CLASS     CUSIP   X$1000  PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE   SHARED NONE
  --------------                        --------- --------- ------ --------- --- ---- ------- -------- --------- ------ ----
D GUGGENHEIM FRONTIER MKTS              com       18383Q838    728     29770 sh       sole                 29770
D ISHARES COMEX GOLD TRUST              com       464285105   4611    331720 sh       sole                331720
D ISHARES BARCLAYS US TIPS FUND         com       464287176  16660    154950 sh       sole                154950
D ISHARES MSCI EMERGING MKTS INDEX      com       464287234   3521     73950 sh       sole                 73950
D ISHARES BARCLAYS 7-10 YR TSY BF FD    com       464287440   1624     17310 sh       sole                 17310
D ISHARES BARCLAYS 1-3 YR TSY BD FD     com       464287457   8606    102480 sh       sole                102480
D ISHARES DOW JONES REAL ESTATE INDEX   com       464287739   6387    114140 sh       sole                114140
D ISHARES BARCLAY AGENCY BOND ETF       com       464288166   1287     11750 sh       sole                 11750
D ISHARES S&P NATIONAL MUNI BOND FUND   com       464288414   1851     18660 sh       sole                 18660
D ISHARES BARCLAYS 3-7 YR TSY BD FD     com       464288661   4051     35330 sh       sole                 35330
D ISHARES MSCI EAFE GROWTH INDEX FUND   com       464288885   6371    104320 sh       sole                104320
D I SHARES 10+ YEAR CREDIT BOND ETF     com       464289511     33       630 sh       sole                   630
D PIMCO FOREIGN BOND FUND               com       722005220   4255 390405.92 sh       sole             390405.92
D SPDR S&P EMERGING MID EAST & AFRICA   com       78463X806    743      9338 sh       sole                  9338
D SPDR BARCLAYS CAPITAL CONV SECS ETF   com       78464A359   1112     27090 sh       sole                 27090
D SPDR BARCLAYS CAP LT CREDIT BD FD ETF com       78464A367     33       920 sh       sole                   920
D SPDR BARCLAYS CAP INTERM TERM TSY ETF com       78464A672     39       660 sh       sole                   660
D VANGUARD EMERGING MARKETS ETF VWO     com       922042858   2421     50270 sh       sole                 50270